General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2025
General And Administrative Expenses
Schedule of General and Administrative Expenses

	Year ended December 31,
	2025	2024	2023
	(in thousands)
Stock-based compensation	$413	$419	$649
Professional fees	899	896	908
Salaries and benefits	1,912	1,478	1,428
Rent and office-maintenance fees	34	117	261
Insurance and other expenses	378	389	677
	$3,636	$3,299	$3,923